Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill
Intangible assets and goodwill

12.Intangible assets and goodwill

At December 31, 2024 and 2023, the acquisition or manufacturing costs and the accumulated amortization and impairment of intangible assets and goodwill consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals(1)	2024
Amortizable intangible assets
Non-compete agreements	328,688	7,074	(1,905)	394	(4,301)	(296,205)	33,745
Technology	664,620	37,955	—	—	(73)	(1,117)	701,385
Licenses and distribution agreements	162,687	2,741	(4)	610	(295)	(90,104)	75,635
Customer relationships	71,484	3,280	—	—	—	(189)	74,575
Construction in progress	350,991	8,341	—	82,252	(22,731)	(992)	417,861
Internally developed intangibles	527,282	10,284	(277)	17,984	20,578	(150,624)	425,227
Other	411,803	3,590	(5,122)	5,226	(27,006)	(143,544)	244,947
	2,517,555	73,265	(7,308)	106,466	(33,828)	(682,775)	1,973,375
Non-amortizable intangible assets
Trade names	225,664	14,788	—	—	13,673	(1,300)	252,825
Management contracts	2,534	47	13	—	—	—	2,594
Emission certificates	39,874	—	—	—	—	(2,520)	37,354
	268,072	14,835	13	—	13,673	(3,820)	292,773

Intangible assets	2,785,627	88,100	(7,295)	106,466	(20,155)	(686,595)	2,266,148

Goodwill	15,247,800	812,893	(81,891)	—	(307,062)	—	15,671,740
(1)	Included within the amounts presented for non-compete agreements, licenses and distribution agreements, internally developed intangibles and other intangible assets are €280,839, €90,044, €102,244 and €119,358, respectively, for disposals of fully-amortized intangibles from prior periods.

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023
Amortizable intangible assets
Non-compete agreements	351,773	(11,615)	(216)	—	(9,369)	(1,885)	328,688
Technology	686,129	(21,525)	—	10	9	(3)	664,620
Licenses and distribution agreements	168,721	(5,762)	(25)	—	(8)	(239)	162,687
Customer relationships	75,017	(3,123)	(410)	—	—	—	71,484
Construction in progress	359,572	(6,991)	831	77,414	(31,699)	(48,136)	350,991
Internally developed intangibles	506,346	(7,486)	(484)	6,078	24,762	(1,934)	527,282
Other	414,184	(10,738)	(6,681)	6,690	16,828	(8,480)	411,803
	2,561,742	(67,240)	(6,985)	90,192	523	(60,677)	2,517,555
Non-amortizable intangible assets
Trade names	282,435	(8,844)	1,300	—	(21,071)	(28,156)	225,664
Management contracts	2,621	(87)	—	—	—	—	2,534
Emission certificates	21,759	—	—	18,115	—	—	39,874
	306,815	(8,931)	1,300	18,115	(21,071)	(28,156)	268,072

Intangible assets	2,868,557	(76,171)	(5,685)	108,307	(20,548)	(88,833)	2,785,627

Goodwill	16,405,013	(557,044)	(41,750)	—	(558,419)	—	15,247,800

Accumulated amortization and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2024	translation	group	Additions	loss	Reclassifications	Disposals(1)	2024
Amortizable intangible assets
Non-compete agreements	315,649	6,546	(1,900)	4,689	55	(4,275)	(296,175)	24,589
Technology	305,567	17,469	—	51,300	—	17	(1,117)	373,236
Licenses and distribution agreements	152,706	2,493	(2)	2,772	—	(200)	(90,092)	67,677
Customer relationships	26,713	1,139	—	4,652	—	—	(177)	32,327
Construction in progress	339	7	—	—	—	—	(346)	—
Internally developed intangibles	334,404	5,783	(151)	52,695	1,291	(1,292)	(148,921)	243,809
Other	284,645	441	(4,545)	21,076	8,320	(14,008)	(143,490)	152,439
	1,420,023	33,878	(6,598)	137,184	9,666	(19,758)	(680,318)	894,077
Non-amortizable intangible assets
Trade names	1,769	(30)	—	—	—	—	(1,300)	439
Management contracts	1,508	44	—	—	—	—	—	1,552
	3,277	14	—	—	—	—	(1,300)	1,991

Intangible assets	1,423,300	33,892	(6,598)	137,184	9,666	(19,758)	(681,618)	896,068

Goodwill	597,792	4,723	(32,633)	—	62,189	(130,983)	—	501,088
(1)	Included within the amounts presented for non-compete agreements, licenses and distribution agreements, internally developed intangibles and other intangible assets are €280,839, €90,044, €102,244 and €119,358, respectively, for disposals of fully-amortized intangibles from prior periods.

Accumulated amortization and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2023	translation	group	Additions	loss	Reclassifications	Disposals	31, 2023
Amortizable intangible assets
Non-compete agreements	329,837	(11,103)	(414)	7,255	184	(8,553)	(1,557)	315,649
Technology	262,399	(8,030)	—	51,198	—	—	—	305,567
Licenses and distribution agreements	133,424	(5,232)	(20)	2,423	22,363	2	(254)	152,706
Customer relationships	23,486	(1,233)	(224)	4,684	—	—	—	26,713
Construction in progress	—	(8)	—	—	347	—	—	339
Internally developed intangibles	285,358	(5,983)	(256)	56,487	82	421	(1,705)	334,404
Other	284,022	(6,453)	(5,645)	30,286	1,670	(11,697)	(7,538)	284,645
	1,318,526	(38,042)	(6,559)	152,333	24,646	(19,827)	(11,054)	1,420,023
Non-amortizable intangible assets
Trade names	29,794	(503)	1,300	—	—	(666)	(28,156)	1,769
Management contracts	1,560	(52)	—	—	—	—	—	1,508
	31,354	(555)	1,300	—	—	(666)	(28,156)	3,277

Intangible assets	1,349,880	(38,597)	(5,259)	152,333	24,646	(20,493)	(39,210)	1,423,300

Goodwill	613,832	(20,953)	(52,505)	—	57,488	(70)	—	597,792

Book value

in € THOUS

	December 31, 2024	December 31, 2023
Amortizable intangible assets
Non-compete agreements	9,156	13,039
Technology	328,149	359,053
Licenses and distribution agreements	7,958	9,981
Customer relationships	42,248	44,771
Construction in progress	417,861	350,652
Internally developed intangibles	181,418	192,878
Other	92,508	127,158
	1,079,298	1,097,532
Non-amortizable intangible assets
Trade names	252,386	223,895
Management contracts	1,042	1,026
Emission certificates	37,354	39,874
	290,782	264,795

Intangible assets	1,370,080	1,362,327

Goodwill	15,170,652	14,650,008

The amortization of intangible assets amounted to €137,184, €152,333 and €169,017 for the years ended December 31, 2024, 2023, and 2022, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and R&D expenses depending upon the area in which the asset is used.

The Company capitalized development costs of €91,066 in 2024 (€74,840 in 2023), which is included in the line items Internally developed intangibles and Construction in progress in the schedule above.

At December 31, 2024 and 2023, the effects of hyperinflation on intangible assets and goodwill consisted of the following:

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairment	December 31, 2024

Non-compete agreements	816	645	171
Licenses and distribution agreements	582	358	224
Construction in progress	737	—	737
Internally developed intangibles	230	135	95
Other	9,691	692	8,999
Amortizable intangible assets	12,056	1,830	10,226
Total Intangible assets	12,056	1,830	10,226
Goodwill	27,257	522	26,735

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairment	December 31, 2023

Non-compete agreements	783	674	109
Licenses and distribution agreements	533	416	117
Construction in progress	649	—	649
Internally developed intangibles	3,214	1,843	1,371
Other	18,359	6,832	11,527
Amortizable intangible assets	23,538	9,765	13,773
Total Intangible assets	23,538	9,765	13,773
Goodwill	60,797	33,999	26,798

Goodwill and intangible assets with indefinite useful lives

The increase in the carrying amount of goodwill during 2024 is mainly a result of the impact of foreign currency translations, partially offset by impacts of asset held for sale classifications and divestitures (for further information, see notes 3 and 4).

The carrying amount of goodwill and intangibles with indefinite useful lives is allocated to the groups of CGUs at December 31, 2024 and 2023:

Allocation of the carrying amount to the groups of CGUs

in € THOUS

	Care Delivery		Care Enablement
	2024	2023	2024	2023

Goodwill	13,014,925	12,573,423	2,155,727	2,076,585
Management contracts with indefinite useful life	1,043	1,026	—	—
Trade names with indefinite useful life	208,204	182,357	44,181	41,538
Emission certificates	—	—	37,354	39,874

The Company did not record any impairment losses related to goodwill in 2024 and 2023 after comparing the value in use to the respective carrying amount for the Care Delivery and Care Enablement groups of CGUs.